Summary of condensed statements of income (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Condensed Financial Statements, Captions [Line Items]
Revenue
Cost of revenue	50
Gross (loss)/profit	(50)
Operating expenses:
General and administrative expenses	(1,239,333)	(922,991)
Share of profit in subsidiaries	888,398
Others, net	(2,337)	(1,990)
Loss before income taxes from continuing operations	(1,000,714)	(2,717,583)
Provision for income tax
Net loss	(1,000,714)	(2,936,434)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue
Cost of revenue
Gross (loss)/profit
Operating expenses:
General and administrative expenses	(736,072)	(849,946)
Share of profit in subsidiaries	(151,728)	(2,086,395)
Others, net	(112,914)	(93)
Loss before income taxes from continuing operations	(1,000,714)	(2,936,434)
Provision for income tax
Net loss	$ (1,000,714)	$ (2,936,434)